Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project	Resource	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 1,200,000	Taxes	ANGOLA	Ministry of Finance [Member]		Crude Oil [Member]	Well
#: 2
	249,400,000	Taxes	AUSTRALIA	Australian Taxation Office [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 3
	8,100,000	Fees	AUSTRALIA	Australian Taxation Office [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 4
	101,900,000	Royalties	AUSTRALIA	Department of Mines, Industry Regulation and Safety [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 5
	7,200,000	Fees	AUSTRALIA	University of Adelaide [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 6
	800,000	Fees	AUSTRALIA	Department of Finance [Member]	North West Shelf [Member]	Crude Oil [Member]	Well
#: 7
	971,400,000	Prod. Entitlements	AZERBAIJAN	Azerbaijan (ACG) Ltd. (SOCAR subsidiary) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind for 12.2 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 8
	97,200,000	Taxes	AZERBAIJAN	Ministry of Taxes [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well
#: 9
	390,800,000	Taxes	AZERBAIJAN	Ministry of Taxes [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 10
	1,003,700,000	Prod. Entitlements	AZERBAIJAN	SGC Upstream LLC [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 11
	409,600,000	Prod. Entitlements	AZERBAIJAN	SGC Upstream LLC [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind of $409.6 million for 5.3 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 12
	231,900,000	Prod. Entitlements	AZERBAIJAN	State Oil Company of Azerbaijan Republic (SOCAR) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Gas [Member]	Well	Yes	Payments in kind for 2.5 billion cubic metres of associated residue natural gas valued on the basis of gas prices realized in a similar Azerbaijan project.
#: 13
	1,279,700,000	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 14
	6,135,500,000	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind of $6,135.5 million for 76.9 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 15
	530,000,000	Prod. Entitlements	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well	Yes	Payments in kind of $530 million for 6.9 million barrels of crude oil valued at netback value per the production sharing agreement.
#: 16
	2,100,000	Fees	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shafag-Asiman – PSA [Member]	Crude Oil [Member]	Well
#: 17
	450,000,000	Bonuses	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Azeri-Chirag-Deepwater Gunashli – PSA [Member]	Crude Oil [Member]	Well
#: 18
	600,000	Bonuses	AZERBAIJAN	State Oil Fund of Azerbaijan (SOFAZ) [Member]	Shah Deniz - PSA [Member]	Crude Oil [Member]	Well
#: 19
	100,000	Fees	BRAZIL	Agencia Nacional do Petroleo, Gas Natural e Biocombustíveis (ANP) [Member]	BAR-M-346 [Member]	Crude Oil [Member]	Well
#: 20
	1,400,000	Bonuses	BRAZIL	Agencia Nacional do Petroleo, Gas Natural e Biocombustíveis (ANP) [Member]	Tupinamba [Member]	Crude Oil [Member]	Well
#: 21
	300,000	Fees	BRAZIL	Petrobras [Member]	CM-477 [Member]	Crude Oil [Member]	Well
#: 22
	16,500,000	Fees	CANADA	Canada Newfoundland and Labrador Offshore Petroleum Board [Member]	Newfoundland Exploration [Member]	Crude Oil [Member]	Well
#: 23
	400,000	Fees	CANADA	Government of The Province of Alberta [Member]	Terre de Grace [Member]	Crude Oil [Member]	Well
#: 24
	300,000	Fees	CANADA	Natural Resources Canada [Member]	Newfoundland Exploration [Member]	Crude Oil [Member]	Well
#: 25
	94,300,000	Bonuses	EGYPT	Egyptian Natural Gas Holding [Member]	West Nile Delta [Member]	Crude Oil [Member]	Well
#: 26
	250,000,000	Bonuses	EGYPT	Egyptian Natural Gas Holding [Member]	North Damietta [Member]	Crude Oil [Member]	Well
#: 27
	2,000,000	Fees	EGYPT	Egyptian General Petroleum [Member]	West Nile Delta [Member]	Crude Oil [Member]	Well
#: 28
	14,900,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	El Qaraa [Member]	Crude Oil [Member]	Well
#: 29
	23,100,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	Baltim [Member]	Crude Oil [Member]	Well
#: 30
	268,300,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	North Damietta [Member]	Crude Oil [Member]	Well
#: 31
	50,000,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	North El Hammad [Member]	Crude Oil [Member]	Well
#: 32
	15,100,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	Ras El Bar [Member]	Crude Oil [Member]	Well
#: 33
	7,800,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	Temsah [Member]	Crude Oil [Member]	Well
#: 34
	2,200,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	UGDC [Member]	Crude Oil [Member]	Well
#: 35
	212,900,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	North Alexandria/West Mediterranean Deep Water [Member]	Crude Oil [Member]	Well
#: 36
	87,000,000	Taxes	EGYPT	Egyptian Tax Authority [Member]	Zohr [Member]	Crude Oil [Member]	Well
#: 37
	126,600,000	Prod. Entitlements	INDIA	Ministry of Petroleum and Natural Gas [Member]	KG D6 KG-DWN-98/3 [Member]	Gas [Member]	Well
#: 38
	47,900,000	Taxes	INDIA	Income Tax Department [Member]		Gas [Member]	Well
#: 39
	435,400,000	Prod. Entitlements	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well
#: 40
	115,800,000	Prod. Entitlements	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well	Yes	Payments in kind of $89.7 million for 1.3 million barrels of condensate valued per the production sharing agreement.
#: 41
	399,900,000	Taxes	INDONESIA	Ministry of Finance [Member]	Tangguh [Member]	LNG [Member]	Well
#: 42
	400,000	Taxes	IRAQ	General Commission for Taxes [Member]		Crude Oil [Member]	Well
#: 43
	300,000	Fees	MAURITANIA	Ministry of Petroleum, Energy and Mines [Member]	Bir Allah [Member]	Crude Oil [Member]	Well
#: 44
	400,000	Fees	MAURITANIA	Société Mauritanienne des Hydrocarbures [Member]	Bir Allah [Member]	Crude Oil [Member]	Well
#: 45
	700,000	Fees	MAURITANIA	Ministry of Petroleum, Energy and Mines [Member]	Block C8 [Member]	Crude Oil [Member]	Well
#: 46
	1,100,000	Infrastructure	MAURITANIA	Municipality of N'Diago [Member]		Crude Oil [Member]	Well
#: 47
	224,900,000	Prod. Entitlements	OMAN	Makarim Gas Development [Member]	Khazzan [Member]	Gas [Member]	Well	Yes	Payments in kind of $224.5 million for 2.8 million barrels of condensates valued at market prices.
#: 48
	366,200,000	Prod. Entitlements	OMAN	Makarim Gas Development [Member]	Khazzan [Member]	Gas [Member]	Well	Yes	Payments in kind of $366.2 million for 103.8 million mmBtu of gas valued per the Gas Sales Agreement
#: 49
	1,770,900,000	Prod. Entitlements	OMAN	Ministry of Energy and Minerals [Member]	Khazzan [Member]	Gas [Member]	Well	Yes	Payments in kind of $914.9 million for 11.3 million barrels of condensates valued at market prices, $854.2 million for 242.0 million mmBtu of gas valued per the Gas Sales Agreement
#: 50
	400,000	Fees	OMAN	Ministry of Energy and Minerals [Member]	Khazzan [Member]	Gas [Member]	Well
#: 51
	1,000,000	Fees	OMAN	Ministry of Labour [Member]	Khazzan [Member]	Gas [Member]	Well
#: 52
	708,800,000	Taxes	OMAN	Oman Tax Authority [Member]	Khazzan [Member]	Gas [Member]	Well
#: 53
	300,000	Fees	SENEGAL	Société des pétroles du Sénégal [Member]	Block St Louis Profond [Member]	Crude Oil [Member]	Well
#: 54
	100,000	Infrastructure	SENEGAL	Municipality of St Louis [Member]		Crude Oil [Member]	Well
#: 55
	39,400,000	Taxes	TRINIDAD AND TOBAGO	Board of Inland Revenue [Member]	BPTT Blocks [Member]	LNG [Member]	Well
#: 56
	12,400,000	Taxes	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	BPTT Blocks [Member]	LNG [Member]	Well
#: 57
	2,000,000	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block 5B [Member]	LNG [Member]	Well
#: 58
	1,000,000	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block 25A & Block 25B [Member]	LNG [Member]	Well
#: 59
	800,000	Fees	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	Block NCMA2 [Member]	LNG [Member]	Well
#: 60
	159,300,000	Taxes	TRINIDAD AND TOBAGO	Ministry of Energy and Energy Industries [Member]	BPTT Blocks [Member]	LNG [Member]	Well
#: 61
	6,200,000	Fees	UNITED ARAB EMIRATES	Abu Dhabi National Oil Company [Member]	ADCO Concession (Onshore) [Member]	Crude Oil [Member]	Well
#: 62
	5,010,800,000	Taxes	UNITED ARAB EMIRATES	Department of Finance Abu Dhabi [Member]	ADCO Concession (Onshore) [Member]	Crude Oil [Member]	Well
#: 63
	(22,700,000)	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Decommissioning [Member]	Crude Oil [Member]	Well
#: 64
	(2,200,000)	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Non-Operated [Member]	Crude Oil [Member]	Well
#: 65
	1,082,800,000	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]		Crude Oil [Member]	Well
#: 66
	400,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Andrew [Member]	Crude Oil [Member]	Well
#: 67
	400,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Clair [Member]	Crude Oil [Member]	Well
#: 68
	200,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Decommissioning [Member]	Crude Oil [Member]	Well
#: 69
	800,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	ETAP [Member]	Crude Oil [Member]	Well
#: 70
	300,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Exploration [Member]	Crude Oil [Member]	Well
#: 71
	2,300,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Foinaven [Member]	Crude Oil [Member]	Well
#: 72
	500,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Murlach [Member]	Crude Oil [Member]	Well
#: 73
	700,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Non-Operated [Member]	Crude Oil [Member]	Well
#: 74
	1,000,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Schiehallion [Member]	Crude Oil [Member]	Well
#: 75
	300,000	Fees	UNITED KINGDOM	The Crown Estate [Member]	Pipelines [Member]	Crude Oil [Member]	Well
#: 76
	400,000	Fees	UNITED KINGDOM	Oil and Gas Authority [Member]	Seagull [Member]	Crude Oil [Member]	Well
#: 77
	(130,100,000)	Taxes	UNITED STATES	IRS [Member]		Crude Oil [Member]	Well
#: 78
	1,156,800,000	Royalties	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of America - Central [Member]	Crude Oil [Member]	Well
#: 79
	36,800,000	Royalties	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of America - Western [Member]	Crude Oil [Member]	Well
#: 80
	12,700,000	Fees	UNITED STATES	Office of Natural Revenue/Department Interior [Member]	Gulf of America - Central [Member]	Crude Oil [Member]	Well
#: 81
	100,000	Royalties	UNITED STATES	State of Alabama [Member]	Alabama [Member]	Crude Oil [Member]	Well
#: 82
	500,000	Royalties	UNITED STATES	State of Oklahoma [Member]	Oklahoma [Member]	Crude Oil [Member]	Well
#: 83
	900,000	Royalties	UNITED STATES	State of Wyoming [Member]	Wyoming [Member]	Crude Oil [Member]	Well
#: 84
	61,800,000	Taxes	UNITED STATES	State of Louisiana [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 85
	8,300,000	Royalties	UNITED STATES	State of Louisiana [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 86
	300,000	Fees	UNITED STATES	State of Louisiana [Member]	Louisiana [Member]	Crude Oil [Member]	Well
#: 87
	163,000,000	Taxes	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well
#: 88
	118,800,000	Royalties	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well
#: 89
	1,700,000	Fees	UNITED STATES	State of Texas [Member]	Texas [Member]	Crude Oil [Member]	Well
#: 90
	$ (5,000,000)	Taxes	UNITED STATES	State of West Virginia [Member]	West Virginia [Member]	Crude Oil [Member]	Well